Derivative financial instruments	12 Months Ended
Dec. 31, 2015
Derivative financial instruments
Derivative financial instruments

Note 5—Derivative financial instruments

        The Company is exposed to certain currency, commodity, interest rate and equity risks arising from its global operating, financing and investing activities. The Company uses derivative instruments to reduce and manage the economic impact of these exposures.

Currency risk

        Due to the global nature of the Company's operations, many of its subsidiaries are exposed to currency risk in their operating activities from entering into transactions in currencies other than their functional currency. To manage such currency risks, the Company's policies require the subsidiaries to hedge their foreign currency exposures from binding sales and purchase contracts denominated in foreign currencies. For forecasted foreign currency denominated sales of standard products and the related foreign currency denominated purchases, the Company's policy is to hedge up to a maximum of 100 percent of the forecasted foreign currency denominated exposures, depending on the length of the forecasted exposures. Forecasted exposures greater than 12 months are not hedged. Forward foreign exchange contracts are the main instrument used to protect the Company against the volatility of future cash flows (caused by changes in exchange rates) of contracted and forecasted sales and purchases denominated in foreign currencies. In addition, within its treasury operations, the Company primarily uses foreign exchange swaps and forward foreign exchange contracts to manage the currency and timing mismatches arising in its liquidity management activities.

Commodity risk

        Various commodity products are used in the Company's manufacturing activities. Consequently it is exposed to volatility in future cash flows arising from changes in commodity prices. To manage the price risk of commodities other than electricity, the Company's policies require that the subsidiaries hedge the commodity price risk exposures from binding contracts, as well as at least 50 percent (up to a maximum of 100 percent) of the forecasted commodity exposure over the next 12 months or longer (up to a maximum of 18 months). Primarily swap contracts are used to manage the associated price risks of commodities. As of 2014, the Company no longer enters into electricity futures contracts to manage the price risk on its forecasted electricity needs in certain locations.

Interest rate risk

        The Company has issued bonds at fixed rates. Interest rate swaps are used to manage the interest rate risk associated with certain debt and generally such swaps are designated as fair value hedges. In addition, from time to time, the Company uses instruments such as interest rate swaps, interest rate futures, bond futures or forward rate agreements to manage interest rate risk arising from the Company's balance sheet structure but does not designate such instruments as hedges.

Equity risk

        The Company is exposed to fluctuations in the fair value of its warrant appreciation rights (WARs) issued under its MIP. A WAR gives its holder the right to receive cash equal to the market price of an equivalent listed warrant on the date of exercise. To eliminate such risk, the Company has purchased cash-settled call options, indexed to the shares of the Company, which entitle the Company to receive amounts equivalent to its obligations under the outstanding WARs.

Volume of derivative activity

        In general, while the Company's primary objective in its use of derivatives is to minimize exposures arising from its business, certain derivatives are designated and qualify for hedge accounting treatment while others either are not designated or do not qualify for hedge accounting.

Foreign exchange and interest rate derivatives

        The gross notional amounts of outstanding foreign exchange and interest rate derivatives (whether designated as hedges or not) were as follows:

	Total notional amounts at December 31,
Type of derivative ($ in millions)	2015	2014	2013
Foreign exchange contracts	16,467	18,564	19,351
Embedded foreign exchange derivatives	2,966	3,013	3,049
Interest rate contracts	4,302	2,242	4,693

Derivative commodity contracts

        The following table shows the notional amounts of outstanding commodity derivatives (whether designated as hedges or not), on a net basis, to reflect the Company's requirements in the various commodities:

		Total notional amounts at December 31,
Type of derivative	Unit	2015	2014	2013
Copper swaps	metric tonnes	48,903	46,520	42,866
Aluminum swaps	metric tonnes	5,455	3,846	3,525
Nickel swaps	metric tonnes	18	—	18
Lead swaps	metric tonnes	14,625	6,550	7,100
Zinc swaps	metric tonnes	225	200	300
Silver swaps	ounces	1,727,255	1,996,845	1,936,581
Electricity futures	megawatt hours	—	—	279,995
Crude oil swaps	barrels	133,500	128,000	113,000

Equity derivatives

        At December 31, 2015, 2014 and 2013, the Company held 55 million, 61 million and 67 million cash-settled call options indexed to ABB Ltd shares (conversion ratio 5:1) with a total fair value of $13 million, $33 million and $56 million, respectively.

Cash flow hedges

        As noted above, the Company mainly uses forward foreign exchange contracts to manage the foreign exchange risk of its operations, commodity swaps to manage its commodity risks and cash-settled call options to hedge its WAR liabilities. Where such instruments are designated and qualify as cash flow hedges, the effective portion of the changes in their fair value is recorded in "Accumulated other comprehensive loss" and subsequently reclassified into earnings in the same line item and in the same period as the underlying hedged transaction affects earnings. Any ineffectiveness in the hedge relationship, or hedge component excluded from the assessment of effectiveness, is recognized in earnings during the current period.

        At December 31, 2015, 2014 and 2013, "Accumulated other comprehensive loss" included net unrealized losses of $11 million and $21 million and net unrealized gains of $22 million, respectively, net of tax, on derivatives designated as cash flow hedges. Of the amount at December 31, 2015, net losses of $2 million are expected to be reclassified to earnings in 2016. At December 31, 2015, the longest maturity of a derivative classified as a cash flow hedge was 51 months.

        In 2015, 2014 and 2013, the amounts of gains or losses, net of tax, reclassified into earnings due to the discontinuance of cash flow hedge accounting and the amount of ineffectiveness in cash flow hedge relationships directly recognized in earnings were not significant.

        The pre-tax effects of derivative instruments, designated and qualifying as cash flow hedges, on "Accumulated other comprehensive loss" (OCI) and the Consolidated Income Statements were as follows:

2015
	Gains (losses) recognized in OCI on derivatives (effective portion)	Gains (losses) reclassified from OCI into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
Type of derivative designated as a cash flow hedge			($ in millions)		($ in millions)
	($ in millions)	Location		Location
Foreign exchange contracts	(11)	Total revenues	(36)	Total revenues	—
		Total cost of sales	11	Total cost of sales	—
Commodity contracts	(9)	Total cost of sales	(10)	Total cost of sales	—
Cash-settled call options	(6)	SG&A expenses(1)	(4)	SG&A expenses(1)	—

Total	(26)		(39)		—

2014
	Gains (losses) recognized in OCI on derivatives (effective portion)	Gains (losses) reclassified from OCI into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
Type of derivative designated as a cash flow hedge			($ in millions)		($ in millions)
	($ in millions)	Location		Location
Foreign exchange contracts	(42)	Total revenues	(9)	Total revenues	—
		Total cost of sales	8	Total cost of sales	—
Commodity contracts	(7)	Total cost of sales	(3)	Total cost of sales	—
Cash-settled call options	(16)	SG&A expenses(1)	(6)	SG&A expenses(1)	—

Total	(65)		(10)		—

2013
	Gains (losses) recognized in OCI on derivatives (effective portion)	Gains (losses) reclassified from OCI into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
Type of derivative designated as a cash flow hedge			($ in millions)		($ in millions)
	($ in millions)	Location		Location
Foreign exchange contracts	22	Total revenues	52	Total revenues	—
		Total cost of sales	(1)	Total cost of sales	—
Commodity contracts	(5)	Total cost of sales	(5)	Total cost of sales	—
Cash-settled call options	16	SG&A expenses(1)	8	SG&A expenses(1)	—

Total	33		54		—

(1)	SG&A expenses represent "Selling, general and administrative expenses".

        Net derivative losses of $30 million and $9 million and net derivative gains of $43 million, net of tax, were reclassified from "Accumulated other comprehensive loss" to earnings during 2015, 2014 and 2013, respectively.

Fair value hedges

        To reduce its interest rate exposure arising primarily from its debt issuance activities, the Company uses interest rate swaps. Where such instruments are designated as fair value hedges, the changes in the fair value of these instruments, as well as the changes in fair value of the risk component of the underlying debt being hedged, are recorded as offsetting gains and losses in "Interest and other finance expense". Hedge ineffectiveness of instruments designated as fair value hedges in 2015, 2014 and 2013, was not significant.

        The effect of derivative instruments, designated and qualifying as fair value hedges, on the Consolidated Income Statements was as follows:

2015
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge	Location	($ in millions)	Location	($ in millions)
Interest rate contracts	Interest and other finance expense	8	Interest and other finance expense	(4)

2014
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge	Location	($ in millions)	Location	($ in millions)
Interest rate contracts	Interest and other finance expense	84	Interest and other finance expense	(83)

2013
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge	Location	($ in millions)	Location	($ in millions)
Interest rate contracts	Interest and other finance expense	(34)	Interest and other finance expense	35

Derivatives not designated in hedge relationships

        Derivative instruments that are not designated as hedges or do not qualify as either cash flow or fair value hedges are economic hedges used for risk management purposes. Gains and losses from changes in the fair values of such derivatives are recognized in the same line in the income statement as the economically hedged transaction.

        Furthermore, under certain circumstances, the Company is required to split and account separately for foreign currency derivatives that are embedded within certain binding sales or purchase contracts denominated in a currency other than the functional currency of the subsidiary and the counterparty.

        The gains (losses) recognized in the Consolidated Income Statements on derivatives not designated in hedging relationships were as follows:

	Gains (losses) recognized in income
($ in millions) Type of derivative not designated as a hedge	Location	2015	2014	2013
Foreign exchange contracts	Total revenues	(216)	(533)	(95)
	Total cost of sales	16	19	80
	SG&A expenses(1)	13	2	(1)
	Non-order related research and development	(1)	—	—
	Interest and other finance expense	287	(260)	223
Embedded foreign exchange contracts	Total revenues	127	149	101
	Total cost of sales	(25)	(27)	(10)
	SG&A expenses(1)	(5)	—	—
Commodity contracts	Total cost of sales	(61)	(28)	(50)
	Interest and other finance expense	1	1	1
Interest rate contracts	Interest and other finance expense	(1)	(1)	(3)
Cash-settled call options	Interest and other finance expense	—	(1)	—
Cross-currency interest rate swaps	Interest and other finance expense	(1)	—	—

Total		134	(679)	246

(1)	SG&A expenses represent "Selling, general and administrative expenses".

        The fair values of derivatives included in the Consolidated Balance Sheets were as follows:

	December 31, 2015
	Derivative assets		Derivative liabilities
($ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	15	10	8	16
Commodity contracts	—	—	3	—
Interest rate contracts	6	86	—	—
Cash-settled call options	8	5	—	—

Total	29	101	11	16

Derivatives not designated as hedging instruments:
Foreign exchange contracts	172	32	237	81
Commodity contracts	2	—	29	9
Cross-currency interest rate swaps	—	—	—	1
Embedded foreign exchange derivatives	94	53	41	27

Total	268	85	307	118

Total fair value	297	186	318	134

	December 31, 2014
	Derivative assets		Derivative liabilities
($ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	9	9	20	16
Commodity contracts	—	—	3	—
Interest rate contracts	—	85	—	—
Cash-settled call options	21	11	—	—

Total	30	105	23	16

Derivatives not designated as hedging instruments:
Foreign exchange contracts	156	25	369	72
Commodity contracts	4	—	19	3
Cash-settled call options	1	1	—	—
Embedded foreign exchange derivatives	98	58	27	17

Total	259	84	415	92

Total fair value	289	189	438	108

        Close-out netting agreements provide for the termination, valuation and net settlement of some or all outstanding transactions between two counterparties on the occurrence of one or more pre-defined trigger events.

        Although the Company is party to close-out netting agreements with most derivative counterparties, the fair values in the tables above and in the Consolidated Balance Sheets at December 31, 2015 and 2014, have been presented on a gross basis.

        The Company's netting agreements and other similar arrangements allow net settlements under certain conditions. At December 31, 2015 and 2014, information related to these offsetting arrangements was as follows:

	December 31, 2015
($ in millions) Type of agreement or similar arrangement	Gross amount of recognized assets	Derivative liabilities eligible for set-off in case of default	Cash collateral received	Non-cash collateral received	Net asset exposure
Derivatives	336	(215)	—	—	121
Reverse repurchase agreements	224	—	—	(224)	—

Total	560	(215)	—	(224)	121

	December 31, 2015
($ in millions) Type of agreement or similar arrangement	Gross amount of recognized liabilities	Derivative liabilities eligible for set-off in case of default	Cash collateral pledged	Non-cash collateral pledged	Net liability exposure
Derivatives	384	(215)	(3)	—	166

Total	384	(215)	(3)	—	166

	December 31, 2014
($ in millions) Type of agreement or similar arrangement	Gross amount of recognized assets	Derivative liabilities eligible for set-off in case of default	Cash collateral received	Non-cash collateral received	Net asset exposure
Derivatives	322	(216)	—	—	106
Reverse repurchase agreements	219	—	—	(219)	—

Total	541	(216)	—	(219)	106

	December 31, 2014
($ in millions) Type of agreement or similar arrangement	Gross amount of recognized liabilities	Derivative liabilities eligible for set-off in case of default	Cash collateral pledged	Non-cash collateral pledged	Net liability exposure
Derivatives	502	(216)	(3)	—	283

Total	502	(216)	(3)	—	283